AB Bond Fund, Inc.

AB Short Duration Income Portfolio

Portfolio of Investments

January 31, 2020 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 46.7%
Indonesia – 1.6%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	1,625,000	$123,467
Series FR56
8.375%, 9/15/26		227,000	18,253
Series FR70
8.375%, 3/15/24		137,000	10,881
Series FR77
8.125%, 5/15/24		2,414,000	190,398
Series FR78
8.25%, 5/15/29		916,000	73,521

			416,520

Ireland – 1.2%
Ireland Government Bond 3.40%, 3/18/24 (a)	EUR	235	302,960

Italy – 3.3%
Italy Buoni Poliennali Del Tesoro 4.50%, 5/01/23-3/01/24		649	834,765

Mexico – 0.8%
Mexican Bonos Series M 20 7.50%, 6/03/27	MXN	3,550	197,443

Peru – 1.2%
Peru Government Bond 5.70%, 8/12/24	PEN	950	315,569

United States – 38.6%
U.S. Treasury Bonds 6.125%, 11/15/27 (b)	U.S.$	1,601	2,155,365
U.S. Treasury Notes
1.625%, 10/31/26		2,287	2,316,302
2.875%, 8/15/28(b)		435	482,838
3.125%, 11/15/28		4,298	4,873,416

			9,827,921

Total Governments - Treasuries (cost $11,478,237)			11,895,178

MORTGAGE PASS-THROUGHS – 36.5%
Agency Fixed Rate 30-Year – 36.5%
Federal National Mortgage Association
Series 2020
3.50%, 2/01/50, TBA		7,957	8,214,392
4.50%, 2/01/50, TBA		681	719,995
5.00%, 2/01/50, TBA		349	373,700

Total Mortgage Pass-Throughs (cost $9,280,915)			9,308,087

COLLATERALIZED MORTGAGE OBLIGATIONS – 23.4%
Risk Share Floating Rate – 22.4%
Bellemeade Re Ltd.
		Principal Amount (000)	U.S. $ Value

Series 2019-1A, Class M1B
3.411% (LIBOR 1 Month + 1.75%), 3/25/29(a) (c)	U.S.$	150	$150,005
Series 2019-1A, Class M2
4.361% (LIBOR 1 Month + 2.70%), 3/25/29(a) (c)		152	152,560
Series 2019-3A, Class M1B
3.261% (LIBOR 1 Month + 1.60%), 7/25/29(a) (c)		150	151,183
Series 2019-4A, Class M2
4.511% (LIBOR 1 Month + 2.85%), 10/25/29(a) (c)		150	154,098
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2
4.111% (LIBOR 1 Month + 2.45%), 7/25/31(a) (c)		19	19,260
Series 2019-R02, Class 1M2
3.961% (LIBOR 1 Month + 2.30%), 8/25/31(a) (c)		29	29,335
Series 2019-R03, Class 1M2
3.811% (LIBOR 1 Month + 2.15%), 9/25/31(a) (c)		43	43,245
Series 2019-R05, Class 1M2
3.661% (LIBOR 1 Month + 2.00%), 7/25/39(a) (c)		35	35,137
Series 2019-R06, Class 2M2
3.761% (LIBOR 1 Month + 2.10%), 9/25/39(a) (c)		50	50,561
Series 2019-R07, Class 1M2
3.761% (LIBOR 1 Month + 2.10%), 10/25/39(a) (c)		55	55,656
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2
3.711% (LIBOR 1 Month + 2.05%), 7/25/49(a) (c)		16	16,198
Series 2019-DNA4, Class M2
3.611% (LIBOR 1 Month + 1.95%), 10/25/49(a) (c)		34	34,190
Series 2019-HQA1, Class M2
4.011% (LIBOR 1 Month + 2.35%), 2/25/49(a) (c)		20	19,824
Series 2020-DNA1, Class M2
3.359% (LIBOR 1 Month + 1.70%), 1/25/50(a) (c)		145	144,763
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
6.211% (LIBOR 1 Month + 4.55%), 10/25/24(c)		233	251,247
Series 2017-DNA1, Class M2
4.911% (LIBOR 1 Month + 3.25%), 7/25/29(c)		250	265,409
Series 2017-DNA2, Class M2
		Principal Amount (000)	U.S. $ Value

5.111% (LIBOR 1 Month + 3.45%), 10/25/29(c)	U.S.$	400	$430,710
Series 2018-DNA1, Class M2
3.461% (LIBOR 1 Month + 1.80%), 7/25/30(c)		88	88,586
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2
6.561% (LIBOR 1 Month + 4.90%), 11/25/24(c)		263	290,491
Series 2015-C02, Class 1M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25(c)		68	73,045
Series 2015-C02, Class 2M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25(c)		56	57,942
Series 2015-C03, Class 1M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25(c)		84	92,109
Series 2015-C04, Class 2M2
7.211% (LIBOR 1 Month + 5.55%), 4/25/28(c)		5	5,790
Series 2016-C04, Class 1M2
5.911% (LIBOR 1 Month + 4.25%), 1/25/29(c)		391	415,943
Series 2016-C05, Class 2M2
6.111% (LIBOR 1 Month + 4.45%), 1/25/29(c)		187	198,481
Series 2017-C02, Class 2B1
7.161% (LIBOR 1 Month + 5.50%), 9/25/29(c)		24	28,536
Series 2017-C02, Class 2M2
5.311% (LIBOR 1 Month + 3.65%), 9/25/29(c)		471	497,659
Series 2017-C04, Class 2M2
4.511% (LIBOR 1 Month + 2.85%), 11/25/29(c)		73	75,729
Series 2017-C05, Class 1M2
3.861% (LIBOR 1 Month + 2.20%), 1/25/30(c)		74	74,977
Series 2017-C07, Class 2M2
4.161% (LIBOR 1 Month + 2.50%), 5/25/30(c)		168	170,802
Home Re Ltd. Series 2018-1, Class M1 3.261% (LIBOR 1 Month + 1.60%), 10/25/28 (a) (c)		89	89,388
Mortgage Insurance-Linked Notes
Series 2019-1, Class M1
3.561% (LIBOR 1 Month + 1.90%), 11/26/29(a) (c)		160	160,621
Series 2019-1, Class M2
4.561% (LIBOR 1 Month + 2.90%), 11/26/29(a) (c)		150	153,079
		Principal Amount (000)	U.S. $ Value

Series 2020-1, Class M1A
2.61% (LIBOR 1 Month + 0.95%), 2/25/30(a) (c)	U.S.$	150	$150,055
Series 2020-1, Class M1B
3.11% (LIBOR 1 Month + 1.45%), 2/25/30(a) (c)		150	150,144
Series 2020-1, Class M1C
3.41% (LIBOR 1 Month + 1.75%), 2/25/30(a) (c)		150	150,269
Oaktown Re II Ltd. Series 2018-1A, Class M1 3.211% (LIBOR 1 Month + 1.55%), 7/25/28 (a) (c)		80	80,307
Oaktown Re III Ltd. Series 2019-1A, Class M1B 3.611% (LIBOR 1 Month + 1.95%), 7/25/29 (a) (c)		150	150,376
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 4.349% (LIBOR 1 Month + 2.70%), 10/27/22 (c) (d)		91	91,451
Radnor Re Ltd.
Series 2019-1, Class M1B
3.611% (LIBOR 1 Month + 1.95%), 2/25/29(a) (c)		150	150,330
Series 2019-2, Class M1B
3.411% (LIBOR 1 Month + 1.75%), 6/25/29(a) (c)		305	305,723

			5,705,214

Agency Floating Rate – 0.7%
Federal Home Loan Mortgage Corp. REMICs
Series 4372, Class JS
4.424% (6.10% – LIBOR 1 Month), 8/15/44(c) (e)		204	38,491
Series 4906, Class SA
4.374% (6.05% – LIBOR 1 Month), 9/25/49(c) (e)		197	37,412
Federal National Mortgage Association REMICs
Series 2010-129, Class PS
5.039% (6.70% – LIBOR 1 Month), 11/25/38(c) (e)		354	12,416
Series 2012-17, Class ES
4.889% (6.55% – LIBOR 1 Month), 3/25/41(c) (e)		174	23,243
Series 2012-17, Class SE
4.289% (5.95% – LIBOR 1 Month), 3/25/42(c) (e)		101	26,222
Series 2019-25, Class SA
4.389% (6.05% – LIBOR 1 Month), 6/25/49(c) (e)		91	18,599
Series 2019-42, Class SQ
		Principal Amount (000)	U.S. $ Value

4.389% (6.05% – LIBOR 1 Month), 8/25/49(c) (e)	U.S.$	120	$18,962

			175,345

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 4/15/41 (f)		146	33,214
Federal National Mortgage Association REMICs
Series 2012-120, Class CI
3.50%, 12/25/31(f)		497	32,461
Series 2016-64, Class BI
5.00%, 9/25/46(f)		54	9,862

			75,537

Total Collateralized Mortgage Obligations (cost $5,938,558)			5,956,096

COMMERCIAL MORTGAGE-BACKED SECURITIES – 11.7%
Non-Agency Fixed Rate CMBS – 9.3%
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.507%, 5/15/52 (f)		999	103,034
Bbcms Mortgage Trust Series 2017-C1, Class XA 1.667%, 2/15/50 (f)		1,537	126,501
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.868%, 5/10/58 (f)		96	8,028
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class XA
1.845%, 4/15/49(f)		1,106	87,619
Series 2017-P7, Class XA
1.28%, 4/14/50(f)		989	61,819
COMM Mortgage Trust Series 2012-CR5, Class C 4.462%, 12/10/45 (a)		100	102,828
Commercial Mortgage Trust
Series 2014-CR16, Class D
5.092%, 4/10/47(a)		100	99,702
Series 2015-CR27, Class XA
1.247%, 10/10/48(f)		1,479	62,098
Series 2016-DC2, Class XA
1.163%, 2/10/49(f)		3,190	153,812
CSAIL Commercial Mortgage Trust Series 2015-C1, Class D 3.914%, 4/15/50 (a)		100	98,055
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.84%, 1/10/45(a)		85	87,492
Series 2013-GC13, Class D
4.219%, 7/10/46(a)		100	99,872
Series 2014-GC22, Class D
		Principal Amount (000)	U.S. $ Value

4.847%, 6/10/47(a)	U.S.$	40	$39,197
Series 2016-GS3, Class XA
1.374%, 10/10/49(f)		1,519	94,922
Series 2017-GS5, Class XA
0.96%, 3/10/50(f)		1,586	80,328
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class E
4.804%, 10/15/45(a)		100	98,894
Series 2012-LC9, Class G
4.565%, 12/15/47(a)		100	85,814
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.859%, 8/15/46(a)		75	73,948
Series 2014-C21, Class D
4.813%, 8/15/47(a)		100	95,746
UBS Commercial Mortgage Trust
Series 2012-C1, Class D
5.756%, 5/10/45(a)		125	127,129
Series 2017-C1, Class XA
1.726%, 6/15/50(f)		1,381	120,439
Series 2017-C2, Class XA
1.235%, 8/15/50(f)		931	58,995
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.453%, 4/10/46 (a)		81	79,336
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class XA
1.435%, 1/15/59(f)		942	55,440
Series 2016-LC24, Class XA
1.821%, 10/15/49(f)		941	79,885
Series 2019-C52, Class XA
1.77%, 8/15/52(f)		998	119,275
WFRBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.396%, 6/15/44(a)		60	61,274
Series 2011-C4, Class E
5.396%, 6/15/44(a)		25	25,034

			2,386,516

Non-Agency Floating Rate CMBS – 2.4%
BFLD
Series 2019-DPLO, Class D
3.516% (LIBOR 1 Month + 1.84%), 10/15/34(a) (c)		59	58,964
Series 2019-DPLO, Class E
3.916% (LIBOR 1 Month + 2.24%), 10/15/34(a) (c)		10	10,003
CLNY Trust
Series 2019-IKPR, Class D
3.701% (LIBOR 1 Month + 2.03%), 11/15/38(a) (c)		120	119,398
Series 2019-IKPR, Class E
		Principal Amount (000)	U.S. $ Value

4.397% (LIBOR 1 Month + 2.72%), 11/15/38(a) (c)	U.S.$	55	$54,758
Great Wolf Trust Series 2019-WOLF, Class D 3.609% (LIBOR 1 Month + 1.93%), 12/15/36 (a) (c)		45	45,056
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 5.676% (LIBOR 1 Month + 4.00%), 5/15/36 (a) (c)		133	132,499
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class D 3.13% (LIBOR 1 Month + 1.45%), 7/15/33 (a) (c)		100	99,909
Starwood Retail Property Trust Series 2014-STAR, Class A 3.146% (LIBOR 1 Month + 1.47%), 11/15/27 (a) (c)		89	88,471

			609,058

Total Commercial Mortgage-Backed Securities (cost $2,974,462)			2,995,574

INFLATION-LINKED SECURITIES – 10.3%
United States – 10.3%
U.S. Treasury Inflation Index
0.125%, 1/15/22-7/15/24 (TIPS)		1,582	1,598,378
0.25%, 1/15/25 (TIPS)		1,003	1,025,392

Total Inflation-Linked Securities (cost $2,593,855)			2,623,770

ASSET-BACKED SECURITIES – 2.6%
Autos - Fixed Rate – 1.4%
Exeter Automobile Receivables Trust
Series 2018-4A, Class E
5.38%, 7/15/25(a)		115	120,455
Series 2019-1A, Class E
5.20%, 1/15/26(a)		40	41,962
Series 2019-2A, Class E
4.68%, 5/15/26(a)		15	15,475
First Investors Auto Owner Trust Series 2019-1A, Class E 4.53%, 6/16/25 (a)		150	155,550
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 4/15/25 (a)		14	14,238

			347,680

Other ABS - Fixed Rate – 1.2%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2019-43, Class PT
5.682%, 11/15/44(a)		14	14,081
		Principal Amount (000)	U.S. $ Value

Series 2019-HP1, Class B
3.48%, 12/15/26(a)	U.S.$	100	$100,673
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28(a)		100	102,677
Series 2019-1A, Class C
4.42%, 4/16/29(a)		100	102,592

			320,023

Total Asset-Backed Securities (cost $654,076)			667,703

CORPORATES - NON-INVESTMENT GRADE – 2.3%
Industrial – 1.8%
Basic – 0.1%
Eldorado Gold Corp. 9.50%, 6/01/24 (a)		18	19,340
Graphic Packaging International LLC 4.75%, 7/15/27 (a)		6	6,471

			25,811

Capital Goods – 0.4%
Bombardier, Inc. 7.50%, 12/01/24-3/15/25(a)		28	27,245
Gates Global LLC/Gates Corp. 6.25%, 1/15/26 (a)		23	23,666
GFL Environmental, Inc.
5.125%, 12/15/26(a)		2	2,066
7.00%, 6/01/26(a)		11	11,481
SPX FLOW, Inc. 5.875%, 8/15/26 (a)		35	37,090
Triumph Group, Inc. 5.25%, 6/01/22		8	7,974

			109,522

Communications - Media – 0.1%
DISH DBS Corp. 5.00%, 3/15/23		8	8,135
Meredith Corp. 6.875%, 2/01/26		10	10,305
Univision Communications, Inc. 5.125%, 5/15/23-2/15/25(a)		6	5,995

			24,435

Communications - Telecommunications – 0.0%
Intelsat Jackson Holdings SA 8.50%, 10/15/24 (a)		8	6,726

Consumer Cyclical - Automotive – 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26(a)		3	3,219
8.50%, 5/15/27(a)		8	8,600
		Principal Amount (000)	U.S. $ Value

Truck Hero, Inc. 8.50%, 4/21/24 (a)	U.S.$	5	$5,197

			17,016

Consumer Cyclical - Other – 0.1%
Adams Homes, Inc. 7.50%, 2/15/25 (a)		7	7,213
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25 (a)		2	2,066
Taylor Morrison Communities, Inc. 5.875%, 6/15/27 (a)		15	16,731

			26,010

Consumer Cyclical - Retailers – 0.1%
Rite Aid Corp. 7.50%, 7/01/25 (a)		13	13,228
Staples, Inc. 7.50%, 4/15/26 (a)		15	15,375

			28,603

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 2/15/23 (a)		21	21,359
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		8	8,160
6.625%, 2/15/25(a)		11	11,106
Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a) (g)		8	8,092
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/26 (a)		7	7,803
Tenet Healthcare Corp.
4.875%, 1/01/26(a)		9	9,346
8.125%, 4/01/22		7	7,663

			73,529

Energy – 0.3%
CITGO Petroleum Corp. 6.25%, 8/15/22 (a)		18	18,236
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 2/01/28		15	15,121
Nabors Industries Ltd. 7.25%, 1/15/26 (a)		10	9,989
Range Resources Corp. 5.00%, 3/15/23		6	5,173
Rowan Cos., Inc. 4.875%, 6/01/22		8	5,958
		Principal Amount (000)	U.S. $ Value

Transocean, Inc. 8.00%, 2/01/27 (a)	U.S.$	23	$21,383

			75,860

Other Industrial – 0.0%
IAA, Inc. 5.50%, 6/15/27 (a)		5	5,317

Services – 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 7/15/26 (a)		24	25,500
Harsco Corp. 5.75%, 7/31/27 (a)		15	15,387

			40,887

Technology – 0.1%
CommScope, Inc. 5.50%, 3/01/24 (a)		20	20,520
Presidio Holdings, Inc.
4.875%, 2/01/27(a)		2	1,999
8.25%, 2/01/28(a)		2	2,055

			24,574

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/27 (a)		2	2,090
XPO Logistics, Inc. 6.75%, 8/15/24 (a)		10	10,803

			12,893

			471,183

Financial Institutions – 0.4%
Banking – 0.3%
Alliance Data Systems Corp. 4.75%, 12/15/24 (a)		11	10,964
HSBC Finance Corp. 6.676%, 1/15/21		61	63,445

			74,409

Insurance – 0.1%
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a) (g)		9	8,384

Other Finance – 0.0%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/01/25 (a)		8	8,274

			91,067

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Calpine Corp. 5.125%, 3/15/28 (a)	U.S.$	8	$7,962
Talen Energy Supply LLC 7.25%, 5/15/27 (a)		5	5,128

			13,090

Total Corporates - Non-Investment Grade (cost $568,909)			575,340

GOVERNMENTS - SOVEREIGN AGENCIES – 2.2%
Canada – 2.2%
Canada Housing Trust No. 1 2.65%, 12/15/28 (a) (cost $563,276)	CAD	690	563,601

EMERGING MARKETS - TREASURIES – 2.1%
Brazil – 0.5%
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.00%, 1/01/23	BRL	487	126,834

South Africa – 1.6%
Republic of South Africa Government Bond Series 2023 7.75%, 2/28/23	ZAR	6,000	411,665

Total Emerging Markets - Treasuries (cost $554,079)			538,499

BANK LOANS – 1.5%
Industrial – 1.3%
Capital Goods – 0.2%
BWay Holding Company 5.084% (LIBOR 3 Month + 3.25%), 4/03/24(h)	U.S.$	28	27,696
Honeywell Technologies SARL (fka Garrett Motion Inc.) (LIBOR 3 Month + 2.50%) 9/27/25(h) (i)		23	22,884

			50,580

Communications - Media – 0.0%
Univision Communications Inc. 4.395% (LIBOR 1 Month + 2.75%), 3/15/24(h)		10	9,874

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 5.17% (LIBOR 1 Month + 3.50%), 11/06/24(h)		23	22,959

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.1%
Playtika Holding Corp. 7.645% (LIBOR 1 Month + 6.00%), 12/10/24(h)	U.S.$	23	$23,217

Consumer Cyclical - Retailers – 0.1%
PetSmart, Inc. (LIBOR 1 Month + 4.00%) 3/11/22(h) (i)		22	21,578

Consumer Non-Cyclical – 0.2%
athenahealth, Inc. 6.401% (LIBOR 3 Month + 4.50%), 2/11/26(h)		19	18,995
Chobani, LLC (Chobani Idaho, LLC) 5.145% (LIBOR 1 Month + 3.50%), 10/10/23(h)		8	7,970
Froneri International PLC 1/29/28(i) (j)		8	7,917
U.S. Renal Care, Inc. 6.645% (LIBOR 1 Month + 5.00%), 6/26/26(h) (i)		28	27,662

			62,544

Energy – 0.1%
Chesapeake Energy Corporation 9.928% (LIBOR 3 Month + 8.00%), 6/24/24(h) (j)		15	15,056

Other Industrial – 0.0%
Rockwood Service Corporation 12/20/26(i) (j)		3	3,199

Services – 0.1%
Maverick Purchaser SUB, LLC 1/22/27(i)		3	3,003
Parexel International Corporation 4.395% (LIBOR 1 Month + 2.75%), 9/27/24(h) (i)		13	12,315
Team Health Holdings, Inc. 4.395% (LIBOR 1 Month + 2.75%), 2/06/24(h)		20	15,828

			31,146

Technology – 0.4%
Avaya Inc. 5.926% (LIBOR 1 Month + 4.25%), 12/15/24(h)		18	17,763
Boxer Parent Company Inc. (fka BMC Software, Inc.) 5.895% (LIBOR 1 Month + 4.25%), 10/02/25(h)		28	27,484
Pitney Bowes Inc. 1/17/25(i)		11	10,931
Presidio LLC (fka Presidio, Inc.) 1/15/27(i) (j)		10	9,524
		Principal Amount (000)	U.S. $ Value

Solera, LLC (Solera Finance, Inc.) 4.395% (LIBOR 1 Month + 2.75%), 3/03/23(h)	U.S.$	23	$22,955

			88,657

			328,810

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC
5.395% (LIBOR 1 Month + 3.75%), 11/09/26(h)		24	23,790
5.695% (LIBOR 3 Month + 3.75%), 11/09/26(h)		4	4,198

			27,988

Financial Institutions – 0.1%
Finance – 0.1%
Ellie Mae, Inc. 5.945% (LIBOR 3 Month + 4.00%), 4/17/26(h)		9	8,713
Jefferies Finance LLC 5.063% (LIBOR 1 Month + 3.25%), 6/03/26(h)		8	7,983

			16,696

Insurance – 0.0%
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 5.645% (LIBOR 1 Month + 4.00%), 9/03/26(h)		11	10,986

			27,682

Total Bank Loans (cost $385,187)			384,480

CORPORATES - INVESTMENT GRADE – 0.6%
Financial Institutions – 0.4%
Insurance – 0.1%
Centene Corp. 4.75%, 1/15/25 (a)		40	41,452

REITS – 0.3%
Sabra Health Care LP 4.80%, 6/01/24		11	11,831
Service Properties Trust
4.35%, 10/01/24		37	38,952
4.75%, 10/01/26		18	19,073

			69,856

			111,308

		Principal Amount (000)	U.S. $ Value

Industrial – 0.2%
Energy – 0.2%
EQT Corp. 7.00%, 2/01/30	U.S.$	51	$44,883

Total Corporates - Investment Grade (cost $158,093)			156,191

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Mexico – 0.3%
Petroleos Mexicanos
4.625%, 9/21/23		40	42,275
5.95%, 1/28/31(a)		11	11,169
6.49%, 1/23/27(a)		22	23,870

Total Quasi-Sovereigns (cost $73,987)			77,314

EMERGING MARKETS - SOVEREIGNS – 0.2%
Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/22 (a)		16	6,300

Nigeria – 0.2%
Nigeria Government International Bond 5.625%, 6/27/22		40	41,863

Total Emerging Markets - Sovereigns (cost $53,975)			48,163

		Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Feb 2020; Contracts: 325,000; Exercise Rate: 2.07%; Counterparty: Bank of America, NA (k)	USD	325,000	0
IRS Swaption Expiration: Feb 2020; Contracts: 325,000; Exercise Rate: 2.11%; Counterparty: Bank of America, NA (k)	USD	325,000	0
IRS Swaption Expiration: Feb 2020; Contracts: 110,000; Exercise Rate: 2.07%; Counterparty: Deutsche Bank AG (k)	USD	110,000	0

Total Options Purchased - Puts (premiums paid $3,773)			0

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(l) (m) (n) (cost $94,860)		94,860	$94,860

Principal Amount (000)

Governments - Treasuries – 0.2%
Egypt – 0.2%
Egypt Treasury Bills
Series 273D
Zero Coupon, 4/21/20-7/28/20	EGP	650	39,491
Series 364D
Zero Coupon, 2/04/20	175	11,058

Total Governments - Treasuries (cost $49,577)	50,549

Total Short-Term Investments (cost $144,437)	145,409

Total Investments – 141.0% (cost $35,425,819)(o)	35,935,405
Other assets less liabilities – (41.0)%	(10,449,969)

Net Assets – 100.0%	$25,485,436

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Sold Contracts
10 Yr Canadian Bond Futures	5	March 2020	$537,139	$(8,319)
10 Yr Mini Japan Government Bond Futures	3	March 2020	423,331	519
Euro-Bund Futures	1	March 2020	194,128	(2,430)
Euro-Schatz Futures	4	March 2020	497,231	(669)
U.S. 10 Yr Ultra Futures	1	March 2020	145,656	(3,142)
U.S. T-Note 2 Yr (CBT) Futures	10	March 2020	2,163,594	(7,669)
U.S. T-Note 5 Yr (CBT) Futures	3	March 2020	360,961	(3,879)
U.S. T-Note 10 Yr (CBT) Futures	39	March 2020	5,134,594	(91,664)

$(117,253)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Citibank, NA	BRL	419	USD	103	2/04/20	$4,622
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	98	BRL	419	2/04/20	$(300)
Citibank, NA	USD	13	IDR	184,488	2/27/20	268
Citibank, NA	PEN	507	USD	152	3/19/20	2,589
Goldman Sachs Bank USA	IDR	5,748,503	USD	405	2/27/20	(10,856)
Goldman Sachs Bank USA	PEN	602	USD	181	3/19/20	3,306
JPMorgan Chase Bank, NA	CAD	754	USD	577	3/27/20	7,145
JPMorgan Chase Bank, NA	EUR	870	USD	974	4/08/20	4,771
Morgan Stanley Capital Services, Inc.	BRL	419	USD	98	2/04/20	301
Morgan Stanley Capital Services, Inc.	USD	100	BRL	419	2/04/20	(1,772)
Morgan Stanley Capital Services, Inc.	BRL	419	USD	100	3/03/20	1,798
State Street Bank & Trust Co.	MXN	3,565	USD	187	3/06/20	(1,006)
State Street Bank & Trust Co.	EUR	149	USD	167	4/08/20	953
State Street Bank & Trust Co.	USD	15	ZAR	212	4/08/20	(568)
State Street Bank & Trust Co.	ZAR	6,445	USD	441	4/08/20	15,069

$26,320

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00%	Quarterly	3.07%	USD	3,653	$326,627	$313,161	$13,466
Ford Motor Company 4.346% 12/08/26, 6/20/24*	5.00	Quarterly	1.51	USD	40	5,981	4,924	1,057
iTraxx -Xover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.31	EUR	790	112,532	115,795	(3,263)

$445,140	$433,880	$11,260

* Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	670	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	$(7,344)	$—	$(7,344)

Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CAD	680	5/22/24	3 Month CDOR	1.985%	Semi-Annual/ Semi-Annual	$7,349	$—	$7,349
USD	260	5/24/24	2.206%	3 Month LIBOR	Semi-Annual/Quarterly	(9,684)	—	(9,684)

$(9,679)	$—	$(9,679)

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.65%	USD	360	$3,528	$(11,606)	$15,134
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	555	(34,216)	(77,792)	43,576
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	196	(27,156)	(38,972)	11,816

$(57,844)	$(128,370)	$70,526

* Termination date
TOTAL RETURN SWAPS
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)

Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Markit iBoxx USD Contingent Convertible Liquid Developed Markets AT1 Index TRI	3 Month LIBOR	Maturity	USD	151	3/20/20	$860

REVERSE REPURCHASE AGREEMENTS
Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2020

HSBC Bank USA†	1.61%	-	$1,198,160
† The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2020.
The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Governments - Treasuries	$1,198,160	$0	$0	$0	$1,198,160

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $6,440,147 or 25.3% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.36% of net assets as of January 31, 2020, are considered illiquid and restricted.  Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

PMT Credit Risk Transfer Trust Series 2019-3R, Class A 4.349%, 10/27/22	10/11/19	$90,858	$91,451	0.36%
(e)	Inverse interest only security.
(f)	IO - Interest Only.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2020.
(h)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2020.
(i)

This position or a portion of this position represents an unsettled loan purchase.  The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Non-income producing security.
(l)	Affiliated investments.
(m)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $707,220 and gross unrealized depreciation of investments was $(215,600), resulting in net unrealized appreciation of $491,620.

Currency Abbreviations:
BRL – Brazilian Real
CAD – Canadian Dollar
EGP – Egyptian Pound
EUR – Euro
IDR – Indonesian Rupiah
MXN – Mexican Peso
PEN – Peruvian Sol
USD – United States Dollar
ZAR – South African Rand
Glossary:
ABS – Asset-Backed Securities
CBT – Chicago Board of Trade
CDOR – Canadian Dealer Offered Rate
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CMBS – Commercial Mortgage-Backed Securities
LIBOR – London Interbank Offered Rates
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits
TBA – To Be Announced
TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Governments - Treasuries	$—	$11,895,178	$—	$11,895,178
Mortgage Pass-Throughs	—	9,308,087	—	9,308,087
Collateralized Mortgage Obligations	—	5,956,096	—	5,956,096
Commercial Mortgage-Backed Securities	—	2,995,574	—	2,995,574
Inflation-Linked Securities	—	2,623,770	—	2,623,770
Asset-Backed Securities	—	667,703	—	667,703
Corporates - Non-Investment Grade	—	575,340	—	575,340
Governments - Sovereign Agencies	—	563,601	—	563,601
Emerging Markets - Treasuries	—	538,499	—	538,499
Bank Loans	—	348,784	35,696	384,480
Corporates - Investment Grade	—	156,191	—	156,191
Quasi-Sovereigns	—	77,314	—	77,314
Emerging Markets - Sovereigns	—	48,163	—	48,163
Options Purchased - Puts	—	0(a)	—	0
Short-Term Investments:
Investment Companies	94,860	—	—	94,860
Governments - Treasuries	—	50,549	—	50,549

Total Investments in Securities	94,860	35,804,849	35,696	35,935,405
Other Financial Instruments(b):
Assets:
Futures	519	—	—	519
Forward Currency Exchange Contracts	—	40,822	—	40,822
Centrally Cleared Credit Default Swaps	—	445,140	—	445,140
Centrally Cleared Interest Rate Swaps	—	7,349	—	7,349
Credit Default Swaps	—	3,528	—	3,528
Total Return Swaps	—	860	—	860
Liabilities:
Futures	(117,772)	—	—	(117,772)
Forward Currency Exchange Contracts	—	(14,502)	—	(14,502)
Centrally Cleared Interest Rate Swaps	—	(17,028)	—	(17,028)
Credit Default Swaps	—	(61,372)	—	(61,372)
Reverse Repurchase Agreements	—	(1,198,160)	—	(1,198,160)

Total	$(22,393)	$35,011,486	$35,696	$35,024,789

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$57	$8,879	$8,841	$95	$1